Repurchase Reserve Liability (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Repurchase Reserve Liability [Abstract]
Repurchase reserve liability	$ 160	$ 160	$ 160	$ 0
Number of loans sold to the secondary market | Loans	3,024	3,057
Balance of loans sold to the secondary market	$ 312,100	$ 313,900